  As filed with the Securities and Exchange Commission on September 22, 2000.
                                                               File No. 33-73566
                                                                       811-06285
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                            [ ]
         Post-Effective Amendment No.  24                       [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 73                                       [X]

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                                  Hartford Life
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
            X     on October 2, 2000 pursuant to paragraph (b) of Rule 485
           ---
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
           ---
                  on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
           ---
                  this post-effective amendment designates a new effective date
           ---
                  for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B
The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 24, by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-73566), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

                        PUTNAM HARTFORD CAPITAL MANAGER
                                    SERIES V
                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                        HARTFORD LIFE INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE -- The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam American Government Income Fund and Putnam Growth Opportunitites Fund because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period              $ 8.552           $ 9.994       $ 9.176  $10.903  $10.135  $10.000       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $17.505           $17.488       $ 8.552  $ 9.176  $10.903  $10.135       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     5,434                 5         3,614    4,108    4,437    1,040       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date
 September 15, 1993)
Accumulation Unit Value at
 beginning of period              $12.489           $12.713       $12.841  $12.127  $11.302  $ 9.622  $10.188  $10.000       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $12.532           $12.520       $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    25,272                47        27,362   24,442   20,955   14,967   13,403    4,428       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $10.242           $10.984       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $10.063           $10.053       $10.242       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    12,226                84         4,571       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date
 September 15, 1993)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM THE GEORGE PUTNAM
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $30.256           $31.376       $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $33.370           $33.337       $30.256  $27.026  $22.902  $20.087  $16.355  $16.988  $14.665
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    13,933                 2        16,196   17,958   17,521   16,019   16,507   12,914    8,580
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period              $24.940           $25.979       $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $40.580           $40.540       $24.940  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    31,887                16        34,221   36,912   36,757   29,701   30,285   17,711    7,638
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $45.567           $50.800       $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $45.646           $45.601       $45.567  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Units
 outstanding at end of period
 (in thousands)                   101,229                99       108,466  108,147   96,383   76,865   67,016   53,464   32,856
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $10.849           $ 9.840       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $10.277           $10.267       $10.849       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     8,510                51         4,962       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $23.742           $24.985       $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.923
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $24.799           $24.774       $23.742  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    16,729                21        18,670   17,697   16,479   13,646   11,462   11,174    7,076
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $21.305           $21.164       $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $20.574           $20.554       $21.305  $19.959  $18.631  $18.448  $15.533  $16.277  $14.833
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    26,918                27        29,232   26,461   29,395   30,489   33,516   37,806   27,611
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $13.403           $14.721       $11.451  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $21.164           $21.143       $13.403  $11.451       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    10,901                53         8,642    4,787       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $12.922           $14.490       $11.776  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $15.876           $15.861       $12.922  $11.776       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     9,695                 8         9,450    7,320       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $11.922  $12.068  $10.545
-----------------------------
Accumulation Unit Value at
 end of period                 $13.992  $11.922  $12.068
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  5,829    4,300    3,923
-----------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period           $ 9.233  $10.000       --
-----------------------------
Accumulation Unit Value at
 end of period                 $10.472  $ 9.233       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  3,800    1,405       --
-----------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $14.243  $14.166  $11.848
-----------------------------
Accumulation Unit Value at
 end of period                 $16.720  $14.243  $14.166
-----------------------------
Accumulation Units
 outstanding at end of period
 (in thousands)                 19,420   10,888    7,037
-----------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 9.055  $10.200  $10.624
-----------------------------
Accumulation Unit Value at
 end of period                 $12.932  $ 9.055  $10.200
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  3,296    2,072    2,680
-----------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $12.100  $11.414  $10.150
-----------------------------
Accumulation Unit Value at
 end of period                 $13.994  $12.100  $11.414
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 16,368    8,107    5,399
-----------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $11.226           $12.423       $ 9.850  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $22.468           $22.445       $11.226  $ 9.850       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     6,013                 6         4,790    4,026       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $11.432           $12.179       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $14.669           $14.655       $11.432       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    26,923               215         9,336       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $ 1.538           $ 1.555       $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277  $ 1.250
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $ 1.591           $ 1.589       $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   232,287               335       194,641  136,311  140,033  107,934  144,950   68,677   80,182
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period              $24.805           $26.455       $20.223  $16.635  $15.312  $10.718  $10.000       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $41.424           $41.383       $24.805  $20.223  $16.635  $15.312  $10.718       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    45,291                59        44,315   42,525   38,289   15,860    3,681       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $12.151           $13.957       $11.597  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $12.014           $12.002       $12,151  $11.597       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     8,045                16         8,158    6,466       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $ 9.980           $11.045       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $22.292           $22.270       $ 9.980       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     3,871                18           922       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1,
 1998)
Accumulation Unit Value at
 beginning of period              $12.497           $13.682       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $15.712           $15.696       $12.497       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     3,376                41           522       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period              $10.000           $10.000            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $10.251           $10.241            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       390                17            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 1.197  $ 1.124  $ 1.045
-----------------------------
Accumulation Unit Value at
 end of period                 $ 1.250  $ 1.197  $ 1.124
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 62,638   64,849   21,986
-----------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1,
 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM SMALL CAP VALUE
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period              $22.826           $22.609       $20.143  $16.072  $14.075  $10.889  $11.876  $10.618  $10.000
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $22.360           $22.338       $22.826  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    21,802                21        23,490   22,198   23,096   22,892   23,090   26,176    5,956
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $14.316           $16.504       $12.151  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $21.587           $21.566       $14.316  $12.151       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     9,972                35         8,596    5,662       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $55.426           $60.816       $45.197  $36.228  $32.520  $23.445  $23.530  $20.102  $18.472
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $86.479           $86.393       $55.426  $45.197  $26.228  $32.520  $23.445  $23.530  $20.102
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    46,130                39        47,034   47,284   45,912   36,379   29,315   21,915   14,667
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $12.822  $13.272  $10.170
-----------------------------
Accumulation Unit Value at
 end of period                 $18.472  $12.822  $13.272
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  8,419    3,714    2,968
-----------------------------

HV-2735
33-73566

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) All financial statements are included in Part A and Part B of the Registration Statement.

         (b)      (1)    Resolution of the Board of Directors of Hartford
                         Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

                  (2)    Not applicable.

                  (3)    (a)  Principal Underwriter Agreement.  (2)

                  (3)    (b)  Form of Dealer Agreement. (2)

                  (4) Form of the Individual Flexible Premium Variable Annuity Contract. (1)

                  (5)    Form of Application. (1)

                  (6)    (a)  Articles of Incorporation of Hartford.(3)

                  (6)    (b)  Bylaws of Hartford. (1)

                  (7)    Form of Reinsurance.(5)

                  (8)    Form of Participation Agreement.(4)

                  (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.
--------
(1) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 16, to the Registration Statement File No. 33-73566, filed on April 17, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 17, to the Registration Statement File No. 33-73566, filed on April 15, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 18, to the Registration Statement File No. 33-73566, filed on April 12, 1999.

                  (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

                  (11)   No financial statements are omitted.

                  (12)   Not applicable.

                  (13)   Not applicable.

                  (14)   Not applicable.

                  (15)   Copy of Power of Attorney.

                  (16)   Organizational Chart.

Item 25. Directors and Officers of the Depositor


NAME                                         POSITION WITH HARTFORD
David A. Carlson                             Vice President
Peter W. Cummins                             Senior Vice President
Bruce W. Ferris                              Vice President
Timothy M. Fitch                             Vice President and Actuary
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
Lois W. Grady                                Senior Vice President
Stephen T. Joyce                             Senior Vice President
Michael D. Keeler                            Vice President
Robert A. Kerzner                            Senior Vice President
Thomas M. Marra                              President, Director*
Deanne Osgood                                Vice President
Craig R. Raymond                             Senior Vice President and Chief Actuary
Lowndes A. Smith                             Chief Executive Officer, Director*
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of July 31, 2000, there were 242,452 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One
         Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust
         Separate Account Two





         Hartford Life and Annuity Insurance Company - Separate Account Three
         Hartford Life and Annuity Insurance Company - Separate Account Five
         Hartford Life and Annuity Insurance Company - Separate Account Six
         Hartford Life and Annuity Insurance Company - Separate Account Seven
         Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two


     (b) Directors and Officers of HSD

                                           POSITIONS AND OFFICES
                NAME                        WITH UNDERWRITER
         -----------------                 ----------------------
            David A. Carlson                 Vice President
            Peter W. Cummins                 Senior Vice President
            David T. Foy                     Treasurer
            Lynda Godkin                     Senior Vice President, General Counsel and
                                             Corporate Secretary
            George R. Jay                    Controller
            Robert A. Kerzner                Executive Vice President
            Thomas M. Marra                  Executive Vice President, Director
            Paul E. Olson                    Supervising Registered Principal
            Lowndes A. Smith                 President and Chief Executive Officer, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of September, 2000.

HARTFORD LIFE INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                      (Registrant)

*By:   Thomas M. Marra
       --------------------------
       Thomas M. Marra, President

HARTFORD LIFE INSURANCE COMPANY                    *By: /s/ Marianne O'Doherty
                     (Depositor)                        ----------------------
                                                            Marianne O'Doherty
                                                            Attorney-in-Fact
*By:   Thomas M. Marra
       --------------------------
       Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*              *By: /s/ Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,              ----------------------
     Director *                                             Marianne O'Doherty
Lizabeth H. Zlatkus, Executive Vice President,              Attorney-in-Fact
     Director*
David M. Znamierowski, Senior Vice President and     Date: September 22, 2000
     Chief Investment Officer, Director*



33-73566

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.